Document And Entity Information	Oct. 01, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	SAIA INC
Entity Central Index Key	0001177702
Entity Emerging Growth Company	false
Entity File Number	0-49983
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	48-1229851
Entity Address, Address Line One	11465 Johns Creek Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	770
Local Phone Number	232-5067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $.001 per share
Trading Symbol(s)	SAIA
Name of each exchange on which registered	NASDAQ